Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 CNY		Mar. 31, 2012 CNY		Mar. 31, 2011 CNY
Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 84,711		526,123		380,490		339,532
Direct costs	(17,167)		(106,621)		(86,658)		(77,376)
Gross profit	67,544		419,502		293,832		262,156
Operating expenses
Research and development	(1,362)		(8,459)		(7,615)		(6,960)
Sales and marketing	(15,084)		(93,684)		(61,678)		(47,583)
General and administrative	(17,396)		(108,045)		(89,696)		(83,794)
Total operating expenses	(33,842)		(210,188)		(158,989)		(138,337)
Operating income	33,702		209,314		134,843		123,819
Other income/(expense), net
Interest income	2,425		15,064		13,432		9,065
Interest expense	(11,286)		(70,097)		(3,287)		(2,606)
Exchange gain/(loss)	(158)		(984)		(1,343)		486
Dividend income	754		4,685		7,217
Others	33		203		737		1,378
Total other income/(expense), net	(8,232)		(51,129)		16,756		8,323
Income before income tax	25,470		158,185		151,599		132,142
Income tax expense	(6,206)		(38,543)		(9,634)		(33,929)
Net income	19,264		119,642		141,965		98,213
Net income attributable to non-controlling interests	(1,158)		(7,195)		(9,985)		(6,510)
Net income attributable to China Cord Blood Corporation shareholders	18,106		112,447		131,980		91,703
Net income per share: Attributable to ordinary shares
- Basic	$ 0.24		1.49		1.79		1.31
- Diluted	$ 0.24	[1]	1.49	[1]	1.79	[1]	1.31	[1]
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	209		1,296		(1,653)		(12,674)
- Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	(1,468)		(9,120)		46,587		(7,748)
Comprehensive income	18,005		111,818		186,899		77,791
Comprehensive income attributable to non-controlling interests	(1,155)		(7,172)		(10,282)		(6,889)
Comprehensive income attributable to China Cord Blood Corporation shareholders	$ 16,850		104,646		176,617		70,902

[1]	During the year ended March 31, 2011 and 2012, the Company had dilutive potential ordinary shares of 500,000 representing shares issuable upon exercise of an option to purchase the Company's Units (see Note 15(c)(iii)). Such diluted potential ordinary shares were excluded from diluted net income per share computation because the exercise price of options exceeded the average price of the Company's ordinary shares during the years. The option expired on December 13, 2011. During the year ended March 31, 2013, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the KKR Notes and GM Notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.